UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus BASIC U.S. Mortgage Securities Fund

SEMIANNUAL REPORT June 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Options Written
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC U.S. Mortgage Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present to you this semiannual report for Dreyfus BASIC U.S. Mortgage Securities Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in the year, higher-yielding segments of the bond market staged an impressive rally, while U.S.Treasury securities gave back some of their 2008 gains. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the corporate bond market’s 2009 rebound. Indeed, the market’s advance was fueled more by investors’ renewed appetites for risk than improving business funda-mentals.We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel.To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus BASIC U.S. Mortgage Securities Fund achieved a total return of 2.88%.1 In comparison, the fund’s benchmark, the Barclays Capital GNMA Index (the “Index”), achieved a total return of 2.44% for the same period.2

Mortgage-backed securities generally remained volatile early in the reporting period as a global financial crisis and severe recession continued to roil the financial markets, but early losses were offset by a springtime rally as credit markets stabilized and investors grew more comfortable with risk.

The fund produced a higher return than its benchmark, primarily as a result of our security selection strategy, including an emphasis on lower-coupon mortgages as well as mortgages guaranteed by FNMA and FHLMC, which benefited from the government-sponsored liquidity programs.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. The fund invests primarily in Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities. The fund may also invest in other government agency securities, such as Fannie Maes, as well as U.S. Treasury securities, asset-backed securities and other privately issued mortgage-backed securities.

Investors Favored GNMA Securities in a “Flight to Quality”

In the months before the start of the reporting period, slumping housing markets, rising unemployment and sharply lower consumer confidence already had contributed to the longest U.S. recession since the 1930s. In addition, an ongoing credit crunch had escalated into a global financial crisis, damaging complex mortgage- and asset-backed instruments held by banks and investors throughout the world.As a result, yield spreads of corporate, mortgage- and asset-backed securities widened toward

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

historical extremes and their prices fell sharply, while U.S. Treasury securities rallied amid a flight to quality. Mortgage-backed securities issued by Ginnie Mae, which are backed by the full faith and credit of the U.S. government, held up better than other segments of the mortgage-backed securities market. Conversely, non-agency residential mortgages and commercial mortgage-backed securities bore the brunt of severe price declines.

U.S. government and monetary authorities responded aggressively to the economic and credit crises by injecting massive amounts of liquidity into the banking system and rescuing a number of struggling corporations in the insurance, banking and automotive industries.The Federal Reserve Board’s (the “Fed”) efforts included aggressive reductions of short-term interest rates, which cut its target for the overnight federal funds rate to the unprecedented low level of 0% to 0.25%.The Fed also announced that it would purchase over a trillion dollars of mortgage-backed securities from Ginnie Mae and other issuers, which provided ample price support to the market.

Despite generally weak economic data through the end of the reporting period, credit markets appeared to stabilize, and yield spreads moderated in a sustained market rally during the spring of 2009. Mortgage-backed securities also were buoyed by prepayment trends,which proved to be less robust than expected when tight lending standards and reduced mortgage origination capacity among banks prevented many homeowners from refinancing their mortgages at lower rates.

Lower-Coupon Mortgages Supported the Fund’s Performance

In the midst of the credit crisis and after short-term interest rates had plunged, we focused on lower coupon mortgage-backed securities that historically have tended to hold up better when prepayment rates increase.We invested primarily in lower-coupon mortgages issued by government agencies Ginnie Mae, Fannie Mae and Freddie Mac. A small allocation to Ginnie Mae project loans, which are not contained in the benchmark, further bolstered relative performance.We also used short option strategies to increase income to the fund by taking advantage of historically high levels of implied volatility and moderating delivered volatility of interest rates.We employed futures contracts to set a “bulleted” yield curve strategy as yield spreads widened over the course of the reporting period.

While most of these strategies proved successful, the fund’s average duration detracted mildly from its relative performance. A relatively long average duration had enabled the fund to capture more fully the benefits of falling interest rates, but it dampened returns when the flight to quality ended and prices of U.S. government securities surrendered some of their previous gains.

Adopting a Neutral Investment Posture

Despite a deceleration in the economic decline, the outlook remains unclear. Financial market stability and low levels of inventories should be supportive of better conditions going forward; however, the sustainability of any recovery will depend on participation by consumers who increasingly are unemployed and have suffered significant negative wealth effects.While the interest-rate markets may react to a drop in the pace of job losses, payroll statistics are still quite negative. Furthermore, investors continue to look for guidance on the Fed’s monetary policy as we ultimately transition from our current deflationary environment to a more inflationary one.

As of the reporting period’s end, government purchase programs have moderately stretched valuations beyond historical averages. Further, impediments to refinancing have yet to abate. Therefore, we recently reduced the fund’s exposure to lower-coupon mortgages and have adopted a neutral investment posture, including mortgage coupon allocations and interest-rate strategies that are roughly in line with the benchmark. We believe this is a prudent approach given the overall uncertainties in the current landscape.

July 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Performance figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders would be given at least 90 days’ notice if this agreement was to be terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital GNMA Index is an unmanaged, total return performance benchmark for the GNMA market consisting of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.The Index is not
subject to fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC U.S. Mortgage Securities Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009

Expenses paid per $1,000†	$2.52
Ending value (after expenses)	$1,028.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—115.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—13.7%
BMW Vehicle Lease Trust,
Ser. 2009-1, Cl. A1	0.79	6/15/10	325,000		325,179
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	255,124		257,683
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	228,243		231,897
Capital One Prime Auto Receivables
Trust, Ser. 2007-2, Cl. A3	4.89	1/15/12	1,181,254		1,199,697
Capital One Prime Auto Receivables
Trust, Ser. 2007-1, Cl. A3	5.47	6/15/11	131,184		132,698
Carmax Auto Owner Trust,
Ser. 2009-1, Cl. A1	1.66	5/7/10	420,436		421,050
Carmax Auto Owner Trust,
Ser. 2005-2, Cl. A4	4.34	9/15/10	317,232		319,833
Carmax Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.24	7/15/11	131,609		133,627
Chase Manhattan Auto Owner Trust,
Ser. 2006-A, Cl. A4	5.36	1/15/13	231,519		232,707
Daimler Chrysler Auto Trust,
Ser. 2008-A, Cl. A2B	1.17	10/8/10	156,339	[a]	156,414
Daimler Chrysler Auto Trust,
Ser. 2008-B, Cl. A2B	1.25	7/8/11	258,913	[a]	259,084
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	193,296		195,346
Daimler Chrysler Auto Trust,
Ser. 2006-B, Cl. A3	5.33	8/8/10	50,458		50,565
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2B	1.22	1/15/11	420,908	[a]	421,255
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	270,583		272,859
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. A3	5.16	11/15/10	597,489		601,982
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. A3	5.26	10/15/10	210,795		211,830
Honda Auto Receivables Owner
Trust, Ser. 2009-2, Cl. A1	1.32	5/17/10	263,227		263,693
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	397,754		400,558

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	399,663	405,611
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A3	5.12	10/15/10	203,931	205,301
Honda Auto Receivables Owner
Trust, Ser. 2007-2, Cl. A3	5.46	5/23/11	150,504	153,416
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A3	5.11	4/15/11	20,357	20,631
Nissan Auto Lease Trust,
Ser. 2009-A, Cl. A1	1.04	6/15/10	225,000	225,261
Nissan Auto Receivables Owner
Trust, Ser. 2005-C, Cl, A4	4.31	3/15/11	201,019	202,292
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	751,212	760,690
Nissan Auto Receivables Owner
Trust, Ser. 2007-A, Cl. A3	5.10	11/15/10	271,922	274,305
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	230,045	234,334
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A4	4.89	8/15/12	471,923	479,063
USAA Auto Owner Trust,
Ser. 2008-1, Cl. A2	4.27	10/15/10	22,050	22,091
USAA Auto Owner Trust,
Ser. 2005-3, Cl. A4	4.63	5/15/12	761,698	774,144
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A4	5.04	12/15/11	344,366	350,299
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	32,453	32,551
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	324,097	330,230
Volkswagen Auto Loan Enhanced
Trust, Ser. 2008-1, Cl. A2	3.71	4/20/11	471,644	475,428
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A4	4.39	5/17/13	198,994	199,699
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	69,317	69,341
WFS Financial Owner Trust,
Ser. 2005-2, Cl. C	4.62	11/19/12	500,000	497,752
				11,800,396

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Credit Cards—1.9%
American Express Credit Account
Master Trust, Ser. 2004-4, Cl. A	0.41	3/15/12	125,000	[a]	124,942
Bank One Issuance Trust,
Ser. 2004-A6, Cl. A6	3.94	4/16/12	350,000		351,387
Capital One Multi-Asset Execution
Trust, Ser. 2007-A9, Cl. A9	4.95	8/15/12	855,000		864,369
Chase Issuance Trust,
Ser. 2007-A14, Cl. A14	0.57	9/15/11	50,000	[a]	49,993
Citibank Credit Card Issuance
Trust, Ser. 2004-A3, Cl. A3	1.17	7/25/11	250,000	[a]	249,930
					1,640,621
Asset-Backed Ctfs./
Home Equity Loans—.7%
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A1A	5.98	6/25/37	250,367	[a]	246,961
Countrywide Asset-Backed
Certificates, Ser. 2007-4, Cl. M5	6.92	9/25/37	125,000		7,277
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	308,546		260,074
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	312,300	[a]	74,439
					588,751
Commercial Mortgage
Pass-Through Ctfs.—.5%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.59	1/25/37	340,944	[a,b]	183,073
Goldman Sachs Mortgage
Securities Corporation II,
Ser. 2007-EOP, Cl. F	0.80	3/6/20	325,000	[a,b]	212,210
					395,283
Residential Mortgage
Pass-Through Ctfs.—1.6%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.46	1/25/36	127,013	[a]	89,358
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	5.98	11/25/32	402,367	[a]	275,473
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	715,419		162,908

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.35	12/25/34	248,707[a]	193,367
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	0.37	3/25/37	375,428[a]	244,732
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.01	7/25/35	357,792[a]	221,464
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	309,963[a]	208,669
				1,395,971
U.S. Government Agencies/
Mortgage-Backed—96.2%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/10			719,224 [c]	730,339
4.50%, 6/1/39			750,000 [c]	747,532
Ser. 2911, Cl. BU 5.00%, 9/15/23			127,375 [c]	128,213
5.00%, 9/1/35—12/1/35			767,273 [c]	783,548
5.50%, 3/1/38—10/1/38			3,752,370 [c]	3,879,521
Ser. 2931, Cl. DA 4.00%, 7/15/14			246,912 [c]	248,427
Stripped Security, Interest Only Class,
Ser. 1987, Cl. PI, 7.00%, 9/15/12			12,053 [c,d]	825
Federal National Mortgage Association:
6.50%			3,970,000 [c,e]	4,228,669
4.50%, 3/1/39			745,928 [c]	745,645
5.00%, 12/1/09—12/1/36			1,278,837 [c]	1,311,305
5.50%, 11/1/38			1,194,615 [c]	1,235,041
5.50%, 10/25/24			79,228 [c]	79,980
Government National Mortgage Association I:
4.50%			7,100,000 [e]	7,081,616
5.00%			2,775,000 [e]	2,822,781
6.50%			655,000 [e]	695,017
5.00%, 5/15/33—10/15/35			5,824,651	5,970,364
5.50%, 6/15/20—3/15/39			14,649,764	15,188,420
6.00%, 10/15/19—3/15/39			8,701,463	9,089,187
6.50%, 10/15/10—2/15/39			409,654	435,219
7.00%, 1/15/24—2/15/24			26,175	28,471
7.50%, 12/15/23			6,570	7,178
8.00%, 1/15/22—12/15/22			130,484	143,012

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/Mortgage-Backed (continued)
Government National Mortgage Association I (continued):
8.50%, 1/15/20—3/15/22	22,909	24,841
9.00%, 11/15/19—11/15/22	9,570	10,378
9.50%, 9/15/19—10/15/20	3,117	3,425
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	144,600	145,438
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	461,756	472,402
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	883,782	896,641
Ser. 2006-6, Cl. A, 4.05%, 10/16/23	429,290	434,586
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	293,965	299,556
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	396,680	404,793
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	2,012,424	2,047,358
Government National Mortgage Association II:
4.00%	1,960,000 [e]	1,891,094
4.50%	2,805,000 [e]	2,782,215
5.00%	915,000 [e]	930,442
6.00%	930,000 [e]	968,655
5.00%, 9/20/33—6/20/35	2,216,981	2,258,118
5.50%, 1/20/34—9/20/35	4,170,619	4,302,692
6.00%, 6/20/35—7/20/39	8,529,157	8,883,165
6.50%, 6/20/31—7/20/31	257,379	277,068
7.00%, 12/20/27—8/20/31	443,536	482,921
9.00%, 1/20/20—7/20/25	16,552	17,921
9.50%, 9/20/21—12/20/21	7,833	8,928
		83,122,947
U.S. Treasury Notes—.8%
3.50%, 8/15/09	169,000 [f]	169,733
3.50%, 5/31/13	375,000 [g]	395,215
4.50%, 2/28/11	115,000 [g]	121,949
		686,897
Total Bonds and Notes
(cost $100,137,483)		99,630,866

Other Investment—11.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,318,000)	10,318,000 [h]	10,318,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $518,374)	518,374 [h]	518,374
Total Investments (cost $110,973,857)	127.9%	110,467,240
Liabilities, Less Cash and Receivables	(27.9%)	(24,095,973)
Net Assets	100.0%	86,371,267

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2009, these securities amounted to $395,283 or 0.5% of net assets.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d Notional face amount shown.
e Purchased on a forward commitment basis.
f All or partially held by a broker as collateral for open financial futures positions.
g All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund’s securities on loan is $516,634 and the total market value of the collateral held by the fund is $525,402, consisting of cash collateral of $518,374 and U.S. Government and agencies securities valued at $7,028.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government & Agencies	97.0	Money Market Investments	12.5
Asset/Mortgage-Backed	18.4		127.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	47	10,162,281	September 2009	60,937
U.S. Treasury 5 Year Notes	5	573,594	September 2009	(4,101)
Financial Futures Short
U.S. Treasury 10 Year Notes	31	(3,604,234)	September 2009	(7,258)
Gross Unrealized Appreciation				60,937
Gross Unrealized Depreciation				(11,359)

See notes to financial statements.

The Fund 13

STATEMENT OF OPTIONS WRITTEN
June 30, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
Federal National Mortgage Association,
August 2009 @ 100	1,717,000	[a,b]	(16,109)
Federal National Mortgage Association,
July 2009 @ 101.31	1,737,000	[a,b]	(3,472)
U.S. Treasury 10 Year Notes,
July 2009 @ 119	1,500,000	[a]	(4,219)
U.S. Treasury 2 Year Notes,
July 2009 @ 100.13	4,334,000	[a]	(1,485)
Put Options:
Federal National Mortgage Association,
August 2009 @ 100	1,737,000	[a,b]	(32,239)
Federal National Mortgage Association,
July 2009 @ 101.31	1,717,000	[a,b]	(28,445)
U.S. Treasury 2 Year Notes,
July 2009 @ 99.60	1,500,000	[a]	(3,281)
U.S. Treasury 2 Year Notes,
July 2009 @ 100.13	4,334,000	[a]	(5,045)
(Premiums received $94,779)			(94,295)

a	Non-income producing security.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $516,634)—Note 1(b):
Unaffiliated issuers	100,137,483	99,630,866
Affiliated issuers	10,836,374	10,836,374
Receivable for investment securities sold		2,156,640
Dividends and interest receivable		360,801
Receivable for shares of Beneficial Interest subscribed		46,027
Receivable for futures variation margin—Note 4		3,563
Prepaid expenses		13,560
		113,047,831
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		32,108
Cash overdraft due to Custodian		27,525
Payable for open mortgage dollar roll transactions—Note 4		19,744,012
Payable for investment securities purchased		6,110,368
Liability for securities on loan—Note 1(b)		518,374
Outstanding options written, at value (premiums
received $94,779)—see Statement of Options Written		94,295
Payable for shares of Beneficial Interest redeemed		66,111
Accrued expenses		83,771
		26,676,564
Net Assets ($)		86,371,267
Composition of Net Assets ($):
Paid-in capital		92,874,355
Accumulated distributions in excess of investment income—net		(63,658)
Accumulated net realized gain (loss) on investments		(5,982,875)
Accumulated net unrealized appreciation (depreciation)
on investments and options transactions (including
$49,578 net unrealized appreciation on financial futures)		(456,555)
Net Assets ($)		86,371,267
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		5,750,470
Net Asset Value, offering and redemption price per share ($)		15.02

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	1,767,846
Dividends;
Affiliated issuers	4,952
Income from securities lending	874
Total Income	1,773,672
Expenses:
Management fee—Note 3(a)	250,467
Shareholder servicing costs—Note 3(b)	51,823
Auditing fees	25,418
Custodian fees—Note 3(b)	12,268
Registration fees	11,115
Legal fees	9,471
Prospectus and shareholders’ reports	6,807
Trustees’ fees and expenses—Note 3(c)	5,043
Loan commitment fees—Note 2	147
Miscellaneous	26,129
Total Expenses	398,688
Less—reduction in management fee
due to undertaking—Note 3(a)	(188,141)
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,821)
Net Expenses	208,726
Investment Income—Net	1,564,946
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	190,793
Net realized gain (loss) on options transactions	120,225
Net realized gain (loss) on financial futures	197,006
Net Realized Gain (Loss)	508,024
Net unrealized appreciation (depreciation) on investments and options transactions transactions [including $62,890 net unrealized appreciation on financial futures
and ($13,158) net unrealized (depreciation) on options transactions]	301,540
Net Realized and Unrealized Gain (Loss) on Investments	809,564
Net Increase in Net Assets Resulting from Operations	2,374,510

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	1,564,946	3,693,582
Net realized gain (loss) on investments	508,024	(101,523)
Net unrealized appreciation
(depreciation) on investments	301,540	(164,600)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,374,510	3,427,459
Dividends to Shareholders from ($):
Investment income—net	(1,715,645)	(3,796,898)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	9,371,507	9,345,239
Dividends reinvested	1,472,124	3,247,266
Cost of shares redeemed	(5,060,497)	(21,022,107)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,783,134	(8,429,602)
Total Increase (Decrease) in Net Assets	6,441,999	(8,799,041)
Net Assets ($):
Beginning of Period	79,929,268	88,728,309
End of Period	86,371,267	79,929,268
Undistributed (distributions in excess of)
investment income—net	(63,658)	87,041
Capital Share Transactions (Shares):
Shares sold	625,364	624,071
Shares issued for dividends reinvested	98,015	219,235
Shares redeemed	(337,055)	(1,423,379)
Net Increase (Decrease) in Shares Outstanding	386,324	(580,073)

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	14.90	14.93	14.80	14.92	15.03	15.47
Investment Operations:
Investment income—net[a]	.28	.63	.69	.65	.52	.64
Net realized and unrealized
gain (loss) on investments	.15	(.01)	.14	(.10)	(.02)	(.22)
Total from Investment Operations	.43	.62	.83	.55	.50	.42
Distributions:
Dividends from
investment income—net	(.31)	(.65)	(.70)	(.67)	(.61)	(.71)
Dividends from net realized
gain on investments	—	—	—	—	—	(.15)
Total Distributions	(.31)	(.65)	(.70)	(.67)	(.61)	(.86)
Net asset value, end of period	15.02	14.90	14.93	14.80	14.92	15.03
Total Return (%)	2.88[b]	4.27	5.86	3.65	3.45	2.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[c]	1.00	.95	.87	.78	.81
Ratio of net expenses
to average net assets	.50[c]	.59	.65	.65	.65	.66
Ratio of net investment income
to average net assets	3.75[c]	4.26	4.69	4.36	3.49	4.20
Portfolio Turnover Rate[d]	158.69[b]	386.49	256.52	317.81	507.25	538.15
Net Assets, end of period
($ x 1,000)	86,371	79,929	88,728	103,284	208,876	232,020

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2009,
December 31, 2008, 2007, 2006, 2005 and 2004, were 45.89%, 114.97%, 83.72%, 56.36%, 128.23% and
254.55%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC U.S. Mortgage Securities Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board ofTrustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury Securities	—	686,897	—	686,897
Asset-Backed	—	14,029,768	—	14,029,768
U.S. Government
Agencies/
Mortgage-Backed	—	83,122,947	—	83,122,947
Residential
Mortgage-Backed	—	1,395,971	—	1,395,971
Commercial
Mortgage-Backed	—	395,283	—	395,283
Mutual Funds	10,836,374	—	—	10,836,374
Other Financial
Instruments†	60,937	—	—	60,937
Liabilities ($)
Other Financial
Instruments†	(105,654)	—	—	(105,654)

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009, The Bank of NewYork Mellon earned $471 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $6,307,607 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $777,313 of the carryover expires in fiscal 2012, $3,536,615 expires in fiscal 2013, $1,934,751 expires in fiscal 2014 and $58,928 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $3,796,898. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the “BNYM Facility”) primarily to be utilized for temporary or emergency purposes including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility. During the period ended June 30, 2009, the fund did not borrow under the BNYM Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, until shareholders are given at least 90 days’ notice to the contrary, if the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest and commitment fees on borrowings and extraordinary expenses, but including the management fee, exceed an annual rate of .65% of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The Manager has currently undertaken from January 1, 2009 through July 31, 2009 that, if the aggregate expenses of the fund, exclusive of certain expenses as described above, exceed an annual rate of .50% of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertakings, amounted to $188,141 during the period ended June 30, 2009.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2009, the fund was charged $22,520 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $17,499 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $1,821 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $12,268 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $42,329, custodian fees $8,496, chief compliance officer fees $1,670 and transfer agency per account fees $5,590, which are offset against an expense reimbursement currently in effect in the amount of $25,977.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and options transactions, during the period ended June 30, 2009, amounted to $156,684,396 and $157,621,775, respectively, of which $111,375,894 in purchases and $111,763,044 in sales were from mortgage dollar roll transactions.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period, as part of the disclosures within this Note.

During the period ended June 30, 2009, the average notional value of interest rate contracts was $6,208,184 which represented 7.4% of average net assets.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is sub-

ject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at June 30, 2009 are set forth in the Statement of Financial Futures.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended June 30, 2009:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2008	3,200,000	44,601
Contracts written	49,186,000	305,192
Contracts terminated:
Contracts closed	21,905,000	142,872	140,361	2,511
Contracts expired	11,905,000	112,142	—	112,142
Total contracts
terminated	33,810,000	255,014	140,361	114,653
Contracts Outstanding
June 30, 2009	18,576,000	94,779

At June 30, 2009, accumulated net unrealized depreciation on investments was $506,617, consisting of $1,471,163 gross unrealized appreciation and $1,977,780 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 29

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6